First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Banks — 99.8%
21,946	Ameris Bancorp	$1,980,846
75,692	Associated Banc-Corp.	2,329,043
15,369	Axos Financial, Inc. (a)	1,496,787
422,273	Bank of America Corp.	24,061,116
52,002	Bank OZK	2,708,784
28,574	BankUnited, Inc.	1,384,410
19,683	BOK Financial Corp.	2,733,575
26,844	Cathay General Bancorp	1,664,060
190,960	Citigroup, Inc.	26,726,762
168,143	Citizens Financial Group, Inc.	11,781,780
31,088	Commerce Bancshares, Inc.	1,795,332
13,393	Cullen/Frost Bankers, Inc.	2,069,486
33,996	East West Bancorp, Inc.	4,388,544
168,645	Fifth Third Bancorp	9,506,519
63,148	First BanCorp	1,646,268
4,595	First Citizens BancShares, Inc., Class A	9,561,230
47,536	First Financial Bancorp	1,608,143
149,350	First Horizon Corp.	3,829,334
41,641	First Interstate BancSystem, Inc., Class A	1,605,677
166,331	FNB Corp.	3,173,595
67,419	Fulton Financial Corp.	1,630,866
28,335	Hancock Whitney Corp.	2,117,191
65,424	Home BancShares, Inc.	1,867,855
537,834	Huntington Bancshares, Inc.	9,535,797
20,258	International Bancshares Corp.	1,538,595
70,068	JPMorgan Chase & Co.	22,935,358
360,468	KeyCorp	8,308,787
48,487	M&T Bank Corp.	11,540,391
8,734	Nicolet Bankshares, Inc.	1,444,516
149,581	Old National Bancorp	3,874,148
8,111	Park National Corp.	1,484,232
49,545	PNC Financial Services Group (The), Inc.	12,198,970
19,233	Popular, Inc.	3,157,674
45,252	Prosperity Bancshares, Inc.	3,304,754
265,524	Regions Financial Corp.	8,018,825
16,472	ServisFirst Bancshares, Inc.	1,428,946
38,386	SouthState Bank Corp.	3,834,761
14,617	Texas Capital Bancshares, Inc.	1,509,351
426,726	Truist Financial Corp.	21,259,489
31,328	Trustmark Corp.	1,441,401
192,478	U.S. Bancorp	11,625,671
26,699	UMB Financial Corp.	3,811,549
55,640	United Bankshares, Inc.	2,549,981
247,127	Valley National Bancorp	3,620,411
53,374	Webster Financial Corp.	4,078,841
258,340	Wells Fargo & Co.	21,349,218
38,302	Western Alliance Bancorp	3,148,424
Shares	Description	Value

	Banks (Continued)
19,833	Wintrust Financial Corp.	$3,187,560
21,009	WSFS Financial Corp.	1,612,021
51,925	Zions Bancorp N.A.	3,592,691
	Total Common Stocks	297,059,565
	(Cost $269,750,001)
MONEY MARKET FUNDS — 0.1%
248,205	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	248,205
	(Cost $248,205)

	Total Investments — 99.9%	297,307,770
	(Cost $269,998,206)
	Net Other Assets and Liabilities — 0.1%	311,622
	Net Assets — 100.0%	$297,619,392

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$297,059,565	$297,059,565	$—	$—
Money Market Funds	248,205	248,205	—	—
Total Investments	$297,307,770	$297,307,770	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Beverages — 34.3%
16,572	Brown-Forman Corp., Class B	$441,644
4,084	Celsius Holdings, Inc. (a)	119,579
24,366	Coca-Cola (The) Co.	1,980,225
3,005	Coca-Cola Consolidated, Inc.	573,715
6,294	Constellation Brands, Inc., Class A	875,432
32,815	Keurig Dr Pepper, Inc.	1,074,035
11,649	Monster Beverage Corp. (a)	1,119,702
3,452	National Beverage Corp. (a)	107,702
11,708	PepsiCo, Inc.	1,585,263
2,161	Vita Coco (The) Co., Inc. (a)	142,929
		8,020,226
	Chemicals — 4.5%
12,402	Corteva, Inc.	1,050,325
	Consumer Staples Distribution & Retail — 3.8%
8,758	US Foods Holding Corp. (a)	895,506
	Food Products — 57.2%
28,785	Archer-Daniels-Midland Co.	2,199,174
4,150	Bunge Global S.A.	442,930
10,114	Cal-Maine Foods, Inc.	814,784
26,230	Campbell’s (The) Company	584,142
2,361	Darling Ingredients, Inc. (a)	128,958
1,486	Freshpet, Inc. (a)	87,852
21,969	General Mills, Inc.	764,521
4,205	Hershey (The) Co.	737,767
20,861	Hormel Foods Corp.	517,770
5,018	Ingredion, Inc.	475,255
5,426	J.M. Smucker (The) Co.	610,425
80,752	Kraft Heinz (The) Co.	1,907,362
1,125	Marzetti (The) Company	128,430
8,459	McCormick & Co., Inc.	426,503
32,272	Mondelez International, Inc., Class A	1,866,612
5,230	Post Holdings, Inc. (a)	461,600
72	Seaboard Corp.	321,432
15,289	Tyson Foods, Inc., Class A	875,295
		13,350,812
	Total Common Stocks	23,316,869
	(Cost $26,419,322)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
13,571	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	$13,571
	(Cost $13,571)

	Total Investments — 99.9%	23,330,440
	(Cost $26,432,893)
	Net Other Assets and Liabilities — 0.1%	29,229
	Net Assets — 100.0%	$23,359,669

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$23,316,869	$23,316,869	$—	$—
Money Market Funds	13,571	13,571	—	—
Total Investments	$23,330,440	$23,330,440	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Energy Equipment & Services — 10.3%
24,053	Archrock, Inc.	$979,198
51,993	Baker Hughes Co.	2,885,611
15,752	Cactus, Inc., Class A	806,975
75,604	Halliburton Co.	2,566,756
30,200	Liberty Energy, Inc.	790,938
54,315	NOV, Inc.	1,007,543
23,880	Oceaneering International, Inc. (a)	967,618
112,721	SLB Ltd.	5,240,399
10,607	Tidewater, Inc. (a)	706,744
130,955	Transocean Ltd. (a)	640,370
8,112	Weatherford International PLC	661,128
		17,253,280
	Oil, Gas & Consumable Fuels — 89.6%
37,772	Antero Midstream Corp.	859,313
139,061	APA Corp.	4,529,217
27,085	BKV Corp. (a)	741,046
14,486	California Resources Corp.	765,875
21,430	Cheniere Energy, Inc.	5,121,984
70,982	Chevron Corp.	11,765,976
22,441	CNX Resources Corp. (a)	761,423
116,825	ConocoPhillips	12,145,127
142,401	Devon Energy Corp.	5,884,009
38,025	Diamondback Energy, Inc.	6,684,034
6,154	DT Midstream, Inc.	903,038
72,246	EOG Resources, Inc.	9,372,474
76,530	EQT Corp.	4,069,100
38,909	Expand Energy Corp.	3,548,112
86,872	Exxon Mobil Corp.	11,877,140
4,032	Gulfport Energy Corp. (a)	684,230
174,571	Kinder Morgan, Inc.	5,581,035
30,462	Magnolia Oil & Gas Corp., Class A	779,218
33,374	Marathon Petroleum Corp.	8,532,731
43,545	Matador Resources Co.	2,167,670
180,183	Occidental Petroleum Corp.	8,751,488
62,859	ONEOK, Inc.	5,464,961
66,152	Ovintiv, Inc.	3,482,903
179,516	Permian Resources Corp., Class A	3,304,890
29,817	Phillips 66	5,040,564
25,477	Range Resources Corp.	947,490
79,812	SM Energy Co.	2,083,093
15,222	Targa Resources Corp.	4,081,627
1,690	Texas Pacific Land Corp.	739,612
26,095	Valero Energy Corp.	6,796,182
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
629,726	Venture Global, Inc., Class A	$7,008,850
73,328	Williams (The) Cos., Inc.	5,451,203
		149,925,615
	Total Common Stocks	167,178,895
	(Cost $187,576,367)
MONEY MARKET FUNDS — 0.1%
119,156	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	119,156
	(Cost $119,156)

	Total Investments — 100.0%	167,298,051
	(Cost $187,695,523)
	Net Other Assets and Liabilities — (0.0)%	(4,876)
	Net Assets — 100.0%	$167,293,175

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$167,178,895	$167,178,895	$—	$—
Money Market Funds	119,156	119,156	—	—
Total Investments	$167,298,051	$167,298,051	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Biotechnology — 47.8%
10,640	AbbVie, Inc.	$2,677,450
6,914	ACADIA Pharmaceuticals, Inc. (a)	174,924
9,366	Alkermes PLC (a)	490,732
510	Alnylam Pharmaceuticals, Inc. (a)	153,525
3,181	Amgen, Inc.	1,151,904
8,336	Arcus Biosciences, Inc. (a)	256,999
6,296	Arcutis Biotherapeutics, Inc. (a)	165,081
2,918	Arrowhead Pharmaceuticals, Inc. (a)	237,846
6,436	Biogen, Inc. (a)	1,390,562
7,061	BioMarin Pharmaceutical, Inc. (a)	404,030
7,357	Catalyst Pharmaceuticals, Inc. (a)	231,229
11,488	Exelixis, Inc. (a)	625,062
8,289	Gilead Sciences, Inc.	1,047,232
5,593	Halozyme Therapeutics, Inc. (a)	437,764
7,648	Incyte Corp. (a)	866,977
2,093	Ionis Pharmaceuticals, Inc. (a)	165,954
616	Krystal Biotech, Inc. (a)	228,949
1,859	Kymera Therapeutics, Inc. (a)	213,172
1,840	Mirum Pharmaceuticals, Inc. (a)	215,409
3,170	Moderna, Inc. (a)	221,995
2,939	Neurocrine Biosciences, Inc. (a)	495,324
1,844	Protagonist Therapeutics, Inc. (a)	226,038
6,091	PTC Therapeutics, Inc. (a)	496,843
1,579	Regeneron Pharmaceuticals, Inc.	984,570
5,868	Roivant Sciences Ltd. (a)	207,669
3,948	Spyre Therapeutics, Inc. (a)	350,503
5,643	TG Therapeutics, Inc. (a)	310,026
5,700	Travere Therapeutics, Inc. (a)	323,817
3,619	Twist Bioscience Corp. (a)	372,323
1,822	United Therapeutics Corp. (a)	987,214
2,485	Vertex Pharmaceuticals, Inc. (a)	1,234,374
		17,345,497
	Health Care Providers & Services — 4.3%
5,386	Cardinal Health, Inc.	1,279,498
1,808	Guardant Health, Inc. (a)	271,255
		1,550,753
	Life Sciences Tools & Services — 5.7%
7,367	10X Genomics, Inc., Class A (a)	282,451
2,377	Charles River Laboratories International, Inc. (a)	539,080
4,088	Illumina, Inc. (a)	718,793
966	Medpace Holdings, Inc. (a)	511,584
		2,051,908
Shares	Description	Value

	Pharmaceuticals — 42.1%
14,511	Amneal Pharmaceuticals, Inc. (a)	$251,185
39,590	Bristol-Myers Squibb Co.	2,281,176
12,210	Elanco Animal Health, Inc. (a)	300,488
2,347	Eli Lilly & Co.	2,815,062
3,741	Jazz Pharmaceuticals PLC (a)	901,469
9,939	Johnson & Johnson	2,524,208
856	Ligand Pharmaceuticals, Inc. (a)	270,573
19,942	Merck & Co., Inc.	2,562,547
44,652	Pfizer, Inc.	1,075,220
3,103	Supernus Pharmaceuticals, Inc. (a)	144,320
2,249	Tarsus Pharmaceuticals, Inc. (a)	141,552
82,694	Viatris, Inc.	1,313,181
9,417	Zoetis, Inc.	676,706
		15,257,687
	Total Common Stocks	36,205,845
	(Cost $29,547,659)
MONEY MARKET FUNDS — 0.1%
37,778	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	37,778
	(Cost $37,778)

	Total Investments — 100.0%	36,243,623
	(Cost $29,585,437)
	Net Other Assets and Liabilities — 0.0%	48
	Net Assets — 100.0%	$36,243,671

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$36,205,845	$36,205,845	$—	$—
Money Market Funds	37,778	37,778	—	—
Total Investments	$36,243,623	$36,243,623	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.4%
	Electronic Equipment, Instruments & Components — 2.1%
26,726	Advanced Energy Industries, Inc.	$9,965,324
247,510	Avnet, Inc.	21,983,838
45,831	Coherent Corp. (a)	18,078,954
57,702	IPG Photonics Corp. (a)	6,769,599
		56,797,715
	Semiconductors & Semiconductor Equipment — 97.3%
136,353	ACM Research, Inc., Class A (a)	17,301,832
298,096	Advanced Micro Devices, Inc. (a)	173,166,947
1,069,570	Amkor Technology, Inc.	92,229,021
167,748	Analog Devices, Inc.	66,624,473
160,304	Applied Materials, Inc.	115,899,792
76,893	Astera Labs, Inc. (a)	37,140,857
91,902	Axcelis Technologies, Inc. (a)	17,410,834
343,545	Broadcom, Inc.	129,774,124
189,728	Cirrus Logic, Inc. (a)	28,180,300
67,625	Credo Technology Group Holding Ltd. (a)	18,390,619
229,129	Entegris, Inc.	41,211,142
76,777	FormFactor, Inc. (a)	12,278,946
2,617,081	Intel Corp. (a)	365,423,020
391,468	KLA Corp.	118,109,810
255,175	Lam Research Corp.	110,574,983
30,593	MACOM Technology Solutions Holdings, Inc. (a)	11,636,659
730,603	Marvell Technology, Inc.	217,639,328
463,644	Microchip Technology, Inc.	42,284,333
289,459	Micron Technology, Inc.	334,119,629
25,439	Monolithic Power Systems, Inc.	35,165,856
658,660	NVIDIA Corp.	131,791,279
262,909	NXP Semiconductors N.V.	73,885,316
897,748	ON Semiconductor Corp. (a)	84,873,096
68,288	Onto Innovation, Inc. (a)	25,843,593
838,477	QUALCOMM, Inc.	154,942,165
150,747	Rambus, Inc. (a)	20,010,157
84,149	Semtech Corp. (a)	13,619,516
898,595	Skyworks Solutions, Inc.	60,924,741
92,952	Teradyne, Inc.	44,973,896
281,374	Texas Instruments, Inc.	83,869,148
		2,679,295,412
	Total Common Stocks	2,736,093,127
	(Cost $1,428,387,275)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
2,871,830	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	$2,871,830
	(Cost $2,871,830)

	Total Investments — 99.5%	2,738,964,957
	(Cost $1,431,259,105)
	Net Other Assets and Liabilities — 0.5%	13,378,990
	Net Assets — 100.0%	$2,752,343,947

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,736,093,127	$2,736,093,127	$—	$—
Money Market Funds	2,871,830	2,871,830	—	—
Total Investments	$2,738,964,957	$2,738,964,957	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.4%
16,616	FTAI Aviation Ltd.	$4,495,127
	Air Freight & Logistics — 12.0%
58,247	C.H. Robinson Worldwide, Inc.	10,970,240
83,191	Expeditors International of Washington, Inc.	13,558,469
103,212	FedEx Corp.	32,318,774
80,886	GXO Logistics, Inc. (a)	4,100,920
647,221	United Parcel Service, Inc., Class B	69,576,257
		130,524,660
	Automobile Components — 6.4%
362,865	BorgWarner, Inc.	24,094,236
164,107	Dana, Inc.	4,465,351
43,120	Dorman Products, Inc. (a)	5,883,724
249,603	Garrett Motion, Inc.	9,043,117
300,351	Gentex Corp.	7,589,870
100,109	Lear Corp.	13,420,613
69,974	Phinia, Inc.	5,763,758
		70,260,669
	Automobiles — 22.1%
5,669,747	Ford Motor Co.	78,809,483
1,014,953	General Motors Co.	78,232,577
198,474	Tesla, Inc. (a)	83,478,165
		240,520,225
	Distributors — 1.9%
90,729	Genuine Parts Co.	10,704,208
396,625	LKQ Corp.	10,443,136
		21,147,344
	Ground Transportation — 23.4%
935,665	CSX Corp.	44,472,157
88,890	J.B. Hunt Transport Services, Inc.	25,727,433
249,713	Knight-Swift Transportation Holdings, Inc.	19,445,151
31,189	Landstar System, Inc.	6,450,197
84,897	Old Dominion Freight Line, Inc.	18,388,690
146,830	Ryder System, Inc.	38,729,349
18,603	Saia, Inc. (a)	7,834,840
301,479	Union Pacific Corp.	82,002,288
55,678	XPO, Inc. (a)	11,430,137
		254,480,242
	Machinery — 8.0%
81,201	Allison Transmission Holdings, Inc.	9,154,601
78,749	Atmus Filtration Technologies, Inc.	4,015,411
Shares	Description	Value

	Machinery (Continued)
43,650	Federal Signal Corp.	$5,608,588
55,841	Oshkosh Corp.	8,570,477
316,781	PACCAR, Inc.	38,051,734
81,001	Westinghouse Air Brake Technologies Corp.	21,837,870
		87,238,681
	Marine Transportation — 1.5%
64,160	Kirby Corp. (a)	8,723,835
40,217	Matson, Inc.	7,730,914
		16,454,749
	Oil, Gas & Consumable Fuels — 0.5%
67,280	International Seaways, Inc.	5,152,975
	Passenger Airlines — 18.1%
3,005,583	American Airlines Group, Inc. (a)	54,310,885
607,964	Delta Air Lines, Inc.	56,941,908
112,724	SkyWest, Inc. (a)	11,196,875
453,869	Southwest Airlines Co.	23,337,944
375,761	United Airlines Holdings, Inc. (a)	51,099,738
		196,887,350
	Trading Companies & Distributors — 5.6%
43,302	GATX Corp.	7,672,681
47,557	United Rentals, Inc.	53,876,850
		61,549,531
	Total Common Stocks	1,088,711,553
	(Cost $993,158,012)
MONEY MARKET FUNDS — 0.1%
671,222	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	671,222
	(Cost $671,222)

	Total Investments — 100.0%	1,089,382,775
	(Cost $993,829,234)
	Net Other Assets and Liabilities — (0.0)%	(184,545)
	Net Assets — 100.0%	$1,089,198,230

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,088,711,553	$1,088,711,553	$—	$—
Money Market Funds	671,222	671,222	—	—
Total Investments	$1,089,382,775	$1,089,382,775	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.6%
	Air Freight & Logistics — 6.5%
1,488	DHL Group (EUR)	$90,280
224	FedEx Corp.	70,141
18,600	SF Holding Co., Ltd., Class H (HKD)	71,480
832	United Parcel Service, Inc., Class B	89,440
		321,341
	Broadline Retail — 19.8%
662	Alibaba Group Holding Ltd., ADR	63,539
11,397	Allegro.eu S.A. (PLN) (b) (c) (d)	114,567
362	Amazon.com, Inc. (c)	86,279
4,302	Coupang, Inc. (c)	74,726
885	eBay, Inc.	98,899
2,984	JD.com, Inc., ADR	76,032
47	MercadoLibre, Inc. (c)	79,777
1,567	Naspers Ltd., Class N (ZAR)	78,505
469	Next PLC (GBP)	90,485
841	PDD Holdings, Inc., ADR (c)	64,151
1,729	Prosus N.V. (EUR)	75,051
17,100	Rakuten Group, Inc. (JPY) (c)	79,235
		981,246
	Commercial Services & Supplies — 1.4%
2,564	Copart, Inc. (c)	72,279
	Consumer Staples Distribution & Retail — 3.7%
143,000	Alibaba Health Information Technology Ltd. (HKD) (c)	56,158
13,117	JD Health International, Inc. (HKD) (b) (c) (d)	54,924
655	Walmart, Inc.	74,186
		185,268
	Financial Services — 9.9%
84	Adyen N.V. (EUR) (b) (c) (d)	78,740
276	Corpay, Inc. (c)	91,983
1,867	Fidelity National Information Services, Inc.	72,589
1,499	Fiserv, Inc. (c)	73,526
1,284	Global Payments, Inc.	93,167
1,839	PayPal Holdings, Inc.	79,408
		489,413
	Ground Transportation — 2.0%
112	Fedex Freight Holding Co., Inc. (c)	16,912
1,178	Uber Technologies, Inc. (c)	85,005
		101,917
Shares	Description	Value

	Hotels, Restaurants & Leisure — 10.2%
655	Airbnb, Inc., Class A (c)	$93,731
479	Booking Holdings, Inc.	85,377
547	DoorDash, Inc., Class A (c)	100,938
367	Expedia Group, Inc.	93,908
7,505	Meituan, Class B (HKD) (b) (c) (d)	65,549
1,647	Trip.com Group Ltd., ADR (c)	65,616
		505,119
	Industrial REITs — 1.7%
613	Prologis, Inc.	83,043
	Interactive Media & Services — 24.5%
266	Alphabet, Inc., Class A	95,060
13,303	Autotrader Group PLC (GBP) (b) (d)	88,070
781	Baidu, Inc., ADR (c)	89,261
5,117	CAR Group Ltd. (AUD)	91,261
14,700	Kuaishou Technology (HKD) (b) (d)	77,972
32,800	LY Corp. (JPY)	87,510
135	Meta Platforms, Inc., Class A	76,044
622	NAVER Corp. (KRW)	79,893
4,714	Pinterest, Inc., Class A (c)	99,135
752	REA Group Ltd. (AUD)	72,469
611	Reddit, Inc., Class A (c)	106,057
14,543	Rightmove PLC (GBP)	84,532
1,104	Scout24 SE (EUR) (b) (d)	91,264
17,085	Snap, Inc., Class A (c)	75,857
		1,214,385
	IT Services — 1.7%
753	Shopify, Inc., Class A (c)	85,978
	Marine Transportation — 3.0%
33	A.P. Moller - Maersk A/S, Class B (DKK)	78,393
43,325	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD)	71,869
		150,262
	Real Estate Management & Development — 4.2%
2,266	CoStar Group, Inc. (c)	64,173
5,418	KE Holdings, Inc., ADR	78,723
2,082	Zillow Group, Inc., Class C (c)	65,625
		208,521
	Specialty Retail — 8.0%
1,311	Best Buy Co., Inc.	99,479
1,295	Carvana Co. (c)	85,237

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Specialty Retail (Continued)
1,158	Wayfair, Inc., Class A (c)	$107,022
442	Williams-Sonoma, Inc.	103,030
		394,768
	Textiles, Apparel & Luxury Goods — 1.2%
508	Lululemon Athletica, Inc. (c)	58,003
	Wireless Telecommunication Services — 1.8%
24,406	Taiwan Mobile Co., Ltd. (TWD)	89,253
	Total Common Stocks	4,940,796
	(Cost $5,591,898)
MONEY MARKET FUNDS — 0.3%
12,590	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (e)	12,590
	(Cost $12,590)

	Total Investments — 99.9%	4,953,386
	(Cost $5,604,488)
	Net Other Assets and Liabilities — 0.1%	5,893
	Net Assets — 100.0%	$4,959,279

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
PLN	– Polish Zloty
REITs	– Real Estate Investment Trusts
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Country Allocation†	% of Net Assets
United States	53.7%
Cayman Islands	12.8
United Kingdom	5.3
Germany	3.7
Japan	3.4
Australia	3.3
Netherlands	3.1
China	2.9
Luxembourg	2.3
Taiwan	1.8
Canada	1.7
South Korea	1.6
South Africa	1.6
Denmark	1.6
Bermuda	1.1
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
USD	64.3%
HKD	8.0
EUR	6.8
GBP	5.3
JPY	3.4
AUD	3.3
PLN	2.3
TWD	1.8
KRW	1.6
ZAR	1.6
DKK	1.6
Total	100.0%

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$4,940,796	$4,940,796	$—	$—
Money Market Funds	12,590	12,590	—	—
Total Investments	$4,953,386	$4,953,386	$—	$—

*	See Portfolio of Investments for industry breakout.

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 100.0%
	Bermuda — 0.5%
216	Credicorp Ltd.	$84,149
	Brazil — 10.5%
1,635	Allos S.A. (BRL)	8,887
22,356	Ambev S.A. (BRL)	70,546
2,176	Axia Energia S.A. (BRL)	22,922
22,790	BB Seguridade Participacoes S.A. (BRL)	172,924
43,232	Caixa Seguridade Participacoes S.A. (BRL)	165,063
4,027	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	23,121
2,209	Cia de Saneamento de Minas Gerais Copasa MG (BRL)	25,645
10,107	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	21,282
8,260	Cia Paranaense de Energia - Copel (BRL)	24,033
2,429	Energisa S.A. (BRL)	22,585
3,882	Engie Brasil Energia S.A. (BRL)	26,192
3,126	Equatorial S.A. (BRL)	23,580
17,151	Gerdau S.A. (Preference Shares) (BRL)	69,039
18,245	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	149,076
56,746	Itausa S.A. (Preference Shares) (BRL)	147,078
16,703	Klabin S.A. (BRL)	54,163
42,917	Motiva Infraestrutura de Mobilidade S.A. (BRL)	121,544
1,560	Multiplan Empreendimentos Imobiliarios S.A. (BRL)	8,845
33,421	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	244,719
15,706	Porto Seguro S.A. (BRL)	161,006
6,279	Suzano S.A. (BRL)	48,349
2,067	Telefonica Brasil S.A. (BRL)	13,594
3,104	TIM S.A. (BRL)	13,150
2,963	Transmissora Alianca de Energia Eletrica S.A. (BRL)	22,832
3,951	Vale S.A. (BRL)	59,606
		1,719,781
	Cayman Islands — 5.9%
50,000	ANTA Sports Products Ltd. (HKD)	452,960
14,000	China Mengniu Dairy Co., Ltd. (HKD)	28,722
1,500	ENN Energy Holdings Ltd. (HKD)	7,738
Shares	Description	Value

	Cayman Islands (Continued)
9,000	Hengan International Group Co., Ltd. (HKD)	$24,948
7,800	Tencent Holdings Ltd. (HKD)	427,452
18,000	Tingyi Cayman Islands Holding Corp. (HKD)	22,446
		964,266
	Chile — 1.3%
89,359	Banco de Chile (CLP)	17,494
250	Banco de Credito e Inversiones S.A. (CLP)	16,424
780	Banco Itau Chile S.A. (CLP)	15,903
195,867	Banco Santander Chile (CLP)	16,040
4,554	Cencosud S.A. (CLP)	10,521
15,446	Empresas CMPC S.A. (CLP)	17,189
1,291	Empresas Copec S.A. (CLP)	8,053
168,349	Enel Chile S.A. (CLP)	14,790
4,670	Falabella S.A. (CLP)	29,156
1,160,927	Latam Airlines Group S.A. (CLP)	33,759
2,926	Parque Arauco S.A. (CLP)	12,266
260	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (CLP)	19,303
		210,898
	China — 9.8%
161,214	Agricultural Bank of China Ltd., Class H (HKD)	109,767
180,930	Bank of China Ltd., Class H (HKD)	115,116
128,094	Bank of Communications Co., Ltd., Class H (HKD)	110,082
27,000	CGN Power Co., Ltd., Class H (HKD) (c) (d)	9,226
114,159	China CITIC Bank Corp., Ltd., Class H (HKD)	96,796
107,027	China Construction Bank Corp., Class H (HKD)	110,127
296,000	China Everbright Bank Co., Ltd., Class H (HKD)	110,582
13,000	China Longyuan Power Group Corp., Ltd., Class H (HKD)	8,288
18,500	China Merchants Bank Co., Ltd., Class H (HKD)	105,959
245,500	China Minsheng Banking Corp., Ltd., Class H (HKD)	98,289
221,821	China Petroleum & Chemical Corp., Class H (HKD)	113,133
21,436	China Shenhua Energy Co., Ltd., Class H (HKD)	109,656
212,200	China Tower Corp., Ltd., Class H (HKD) (c) (d)	238,368

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	China (Continued)
16,000	Huaneng Power International, Inc., Class H (HKD)	$11,180
131,566	Industrial & Commercial Bank of China Ltd., Class H (HKD)	107,865
183,000	Postal Savings Bank of China Co., Ltd., Class H (HKD) (c) (d)	106,633
12,000	Sinopharm Group Co., Ltd., Class H (HKD)	24,343
4,000	Tsingtao Brewery Co., Ltd., Class H (HKD)	21,951
		1,607,361
	Colombia — 0.2%
2,078	Grupo Cibest S.A. (Preference Shares) (COP)	41,095
	Czech Republic — 0.3%
517	CEZ A/S (CZK)	30,228
383	Komercni Banka A/S (CZK)	17,534
		47,762
	Hong Kong — 1.4%
427,000	China Resources Pharmaceutical Group Ltd. (HKD) (c) (d)	230,845
	Hungary — 0.9%
1,470	MOL Hungarian Oil & Gas PLC (HUF)	17,469
771	OTP Bank Nyrt (HUF)	113,786
418	Richter Gedeon Nyrt (HUF)	16,178
		147,433
	India — 32.9%
890	Apollo Hospitals Enterprise Ltd. (INR)	81,630
12,168	Bharti Airtel Ltd. (INR)	238,067
1,088	Britannia Industries Ltd. (INR)	59,153
5,392	Cipla Ltd. (INR)	83,473
5,260	Dr. Reddy’s Laboratories Ltd. (INR)	75,411
35,586	HDFC Bank Ltd. (INR)	299,981
44,078	HDFC Life Insurance Co., Ltd. (INR) (c) (d)	268,146
2,870	Hindustan Unilever Ltd. (INR)	64,223
21,588	ICICI Bank Ltd. (INR)	313,630
20,499	ITC Ltd. (INR)	62,141
73,664	Kotak Mahindra Bank Ltd. (INR)	305,251
8,014	Marico Ltd. (INR)	70,799
5,020	Nestle India Ltd. (INR)	74,521
26,273	NTPC Ltd. (INR)	98,990
23,053	Pidilite Industries Ltd. (INR)	387,883
32,888	Power Grid Corp. of India Ltd. (INR)	99,471
Shares	Description	Value

	India (Continued)
30,835	Reliance Industries Ltd. (INR)	$421,487
14,647	SBI Life Insurance Co., Ltd. (INR) (c) (d)	273,215
1,512	Shree Cement Ltd. (INR)	403,322
26,580	State Bank of India (INR)	288,352
3,756	Sun Pharmaceutical Industries Ltd. (INR)	73,903
17,341	Tata Consultancy Services Ltd. (INR)	372,160
11,567	Titan Co., Ltd. (INR)	538,155
1,564	Torrent Pharmaceuticals Ltd. (INR)	76,336
3,239	UltraTech Cement Ltd. (INR)	385,051
		5,414,751
	Indonesia — 1.5%
9,655	Adaro Andalan Indonesia PT (IDR)	4,198
42,195	Alamtri Resources Indonesia Tbk PT (IDR)	5,333
30,602	ANTAM Persero Tbk (IDR)	4,433
70,125	Astra International Tbk PT (IDR)	17,727
100,337	Bank Central Asia Tbk PT (IDR)	31,145
137,113	Bank Mandiri Persero Tbk PT (IDR)	29,524
172,120	Bank Negara Indonesia Persero Tbk PT (IDR)	30,419
194,346	Bank Rakyat Indonesia Persero Tbk PT (IDR)	29,674
78,466	Barito Pacific Tbk PT (IDR) (e)	5,639
146,721	Bumi Resources Minerals Tbk PT (IDR) (e)	3,890
503,990	Bumi Resources Tbk PT (IDR) (e)	3,721
3,075,588	GoTo Gojek Tokopedia Tbk PT (IDR) (e)	8,601
10,552	Indah Kiat Pulp & Paper Tbk PT (IDR)	4,175
44,478	Indofood Sukses Makmur Tbk PT (IDR)	16,605
146,721	Merdeka Battery Materials Tbk PT (IDR) (e)	3,791
34,110	Merdeka Copper Gold Tbk PT (IDR) (e)	4,617
33,384	Perusahaan Gas Negara Persero Tbk PT (IDR)	2,549
24,069	Petrosea Tbk PT (IDR) (e)	4,994
87,662	Telkom Indonesia Persero Tbk PT (IDR)	11,521
3,449	United Tractors Tbk PT (IDR)	4,437

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Indonesia (Continued)
20,020	Vale Indonesia Tbk PT (IDR)	$4,613
90,931	XLSMART Telecom Sejahtera Tbk PT (IDR)	12,053
		243,659
	Luxembourg — 0.2%
1,970	Allegro.eu S.A. (PLN) (c) (d) (e)	19,803
1,835	Zabka Group S.A. (PLN) (e)	13,268
		33,071
	Malaysia — 2.0%
14,900	AMMB Holdings Bhd (MYR)	23,277
13,000	CIMB Group Holdings Bhd (MYR)	23,625
15,400	Gamuda Bhd (MYR)	16,505
4,500	Hong Leong Bank Bhd (MYR)	23,617
4,400	IHH Healthcare Bhd (MYR)	9,064
11,000	IOI Properties Group Bhd (MYR)	10,629
11,400	KPJ Healthcare Bhd (MYR)	9,087
8,600	Malayan Banking Bhd (MYR)	22,737
19,200	MR DIY Group M Bhd (MYR) (c) (d)	7,722
17,200	Press Metal Aluminium Holdings Bhd (MYR)	32,396
21,000	Public Bank Bhd (MYR)	24,721
11,600	RHB Bank Bhd (MYR)	23,556
14,100	SD Guthrie Bhd (MYR)	20,679
13,000	Sime Darby Bhd (MYR)	6,823
7,600	Sunway Bhd (MYR)	9,580
9,300	Telekom Malaysia Bhd (MYR)	16,969
3,400	Tenaga Nasional Bhd (MYR)	11,907
28,300	YTL Corp. Bhd (MYR)	14,159
15,900	YTL Power International Bhd (MYR)	16,300
		323,353
	Mexico — 4.8%
92,284	America Movil S.A.B. de C.V., Series B (MXN)	119,527
2,358	Arca Continental S.A.B. de C.V. (MXN)	28,260
9,570	Banco del Bajio S.A. (MXN) (c) (d)	30,931
24,514	Cemex S.A.B. de C.V., Series CPO (MXN)	29,438
2,791	Coca-Cola Femsa S.A.B. de C.V. (MXN)	29,508
3,440	Corp Inmobiliaria Vesta S.A.B. de C.V. (MXN)	11,809
7,077	Fibra Uno Administracion S.A. de C.V. (MXN)	12,129
Shares	Description	Value

	Mexico (Continued)
2,469	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	$31,478
10,501	Gentera S.A.B. de C.V. (MXN)	22,758
1,483	Gruma S.A.B. de C.V., Class B (MXN)	23,825
1,961	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (MXN)	27,767
1,139	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	28,805
834	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (MXN)	25,482
8,112	Grupo Bimbo S.A.B. de C.V., Series A (MXN)	26,510
2,677	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	28,254
6,228	Grupo Mexico S.A.B. de C.V., Series B (MXN)	70,601
1,501	Industrias Penoles S.A.B. de C.V. (MXN)	65,600
11,490	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (MXN)	25,447
2,638	Prologis Property Mexico S.A. de C.V. (MXN)	11,436
1,738	Promotora y Operadora de Infraestructura S.A.B. de C.V. (MXN)	27,606
3,093	Qualitas Controladora S.A.B. de C.V. (MXN)	30,993
3,455	Regional S.A.B. de C.V. (MXN)	26,484
17,865	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	52,479
		787,127
	Morocco — 0.1%
304	Attijariwafa Bank (MAD)	22,268
	Netherlands — 0.2%
1,056	NEPI Rockcastle N.V. (ZAR)	9,443
1,946	Pepco Group N.V. (PLN) (d)	18,793
247	X5 Retail Group N.V., GDR (d) (e) (f) (g) (h)	0
		28,236
	Philippines — 0.7%
20,721	BDO Unibank, Inc. (PHP)	40,011
5,550	International Container Terminal Services, Inc. (PHP)	80,487
		120,498
	Poland — 2.1%
756	Alior Bank S.A. (PLN)	26,126

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Poland (Continued)
136	Asseco Poland S.A. (PLN)	$6,043
385	Bank Polska Kasa Opieki S.A. (PLN)	23,416
6	Benefit Systems S.A. (PLN) (e)	7,771
29	Budimex S.A. (PLN)	5,683
220	CD Projekt S.A. (PLN)	13,123
1,215	Dino Polska S.A. (PLN) (c) (d) (e)	9,173
143	Erste Bank Polska S.A. (PLN)	24,504
413	KGHM Polska Miedz S.A. (PLN)	36,367
2	LPP S.A. (PLN)	9,719
77	mBank S.A. (PLN) (e)	27,920
1,471	Orange Polska S.A. (PLN)	5,600
1,673	ORLEN S.A. (PLN)	56,303
3,794	PGE Polska Grupa Energetyczna S.A. (PLN) (e)	9,521
963	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	26,403
1,306	Powszechny Zaklad Ubezpieczen S.A. (PLN)	22,782
3,892	Tauron Polska Energia S.A. (PLN)	9,425
883	XTB S.A. (PLN) (c) (d)	25,106
		344,985
	Russia — 0.0%
7,696	Alrosa PJSC (RUB) (e) (f) (g) (h)	0
40,399	Credit Bank of Moscow PJSC (RUB) (e) (f) (g) (h)	0
4,700	GMK Norilskiy Nickel PAO (RUB) (e) (f) (g) (h)	0
172,018	Inter RAO UES PJSC (RUB) (e) (f) (g) (h)	0
96	Magnit PJSC (RUB) (e) (f) (g) (h)	0
15,021	Magnitogorsk Iron & Steel Works PJSC (RUB) (e) (f) (g) (h)	0
2,140	Mobile TeleSystems PJSC (RUB) (e) (f) (g) (h)	0
1,668	Moscow Exchange MICEX-RTS PJSC (RUB) (e) (f) (g) (h)	0
4,741	Novolipetsk Steel PJSC (RUB) (e) (f) (g) (h)	0
850	Polyus PJSC (RUB) (e) (f) (g) (h)	0
676	Severstal PAO (RUB) (e) (f) (g) (h)	0
Shares	Description	Value

	Russia (Continued)
10,776	Sistema AFK PAO (RUB) (e) (f) (g) (h)	$0
3,253	Tatneft PJSC (RUB) (e) (f) (g) (h)	0
		0
	South Africa — 4.1%
2,273	Absa Group Ltd. (ZAR)	31,628
588	Bid Corp., Ltd. (ZAR)	16,032
676	Bidvest Group Ltd. (ZAR)	9,883
133	Capitec Bank Holdings Ltd. (ZAR)	38,569
828	Clicks Group Ltd. (ZAR)	11,498
2,208	Discovery Ltd. (ZAR)	35,618
767	Exxaro Resources Ltd. (ZAR)	9,505
6,365	FirstRand Ltd. (ZAR)	37,794
8,870	Growthpoint Properties Ltd. (ZAR)	9,341
15,250	Momentum Group Ltd. (ZAR)	37,827
861	Mr Price Group Ltd. (ZAR)	9,450
4,346	MTN Group Ltd. (ZAR)	60,457
1,897	Naspers Ltd., Class N (ZAR)	95,037
2,055	Nedbank Group Ltd. (ZAR)	33,867
39,728	Old Mutual Ltd. (ZAR)	32,549
7,877	OUTsurance Group Ltd. (ZAR)	37,822
5,844	Pepkor Holdings Ltd. (ZAR) (c) (d)	7,885
24,107	Redefine Properties Ltd. (ZAR)	9,419
2,908	Remgro Ltd. (ZAR)	34,974
6,161	Sanlam Ltd. (ZAR)	33,186
869	Shoprite Holdings Ltd. (ZAR)	15,650
1,801	Standard Bank Group Ltd. (ZAR)	35,522
801	Tiger Brands Ltd. (ZAR)	14,480
2,604	Woolworths Holdings Ltd. (ZAR)	8,004
		665,997
	Taiwan — 16.5%
185,690	Asia Cement Corp. (TWD)	204,013
88,256	Chang Hwa Commercial Bank Ltd. (TWD)	66,490
78,901	Cheng Shin Rubber Industry Co., Ltd. (TWD)	74,179
201,375	China Steel Corp. (TWD)	118,841
18,221	Chunghwa Telecom Co., Ltd. (TWD)	80,934
35,096	CTBC Financial Holding Co., Ltd. (TWD)	78,220
56,706	E.Sun Financial Holding Co., Ltd. (TWD)	61,322
244,997	Far Eastern New Century Corp. (TWD)	219,183

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Taiwan (Continued)
26,371	Far EasTone Telecommunications Co., Ltd. (TWD)	$86,920
63,845	First Financial Holding Co., Ltd. (TWD)	65,636
20,935	Fubon Financial Holding Co., Ltd. (TWD)	85,103
54,230	Hua Nan Financial Holdings Co., Ltd. (TWD)	64,688
46,825	Mega Financial Holding Co., Ltd. (TWD)	67,761
40,594	Novatek Microelectronics Corp. (TWD)	681,738
4,117	President Chain Store Corp. (TWD)	28,820
6,194	Ruentex Development Co., Ltd. (TWD)	5,211
46,165	Shanghai Commercial & Savings Bank (The) Ltd. (TWD)	61,879
58,646	SinoPac Financial Holdings Co., Ltd. (TWD)	73,454
87,612	Taichung Commercial Bank Co., Ltd. (TWD)	55,142
120,028	Taiwan Business Bank (TWD)	66,878
76,777	Taiwan Cooperative Financial Holding Co., Ltd. (TWD)	59,891
22,234	Taiwan Mobile Co., Ltd. (TWD)	81,310
280,149	TCC Group Holdings Co., Ltd. (TWD)	211,498
13,018	Uni-President Enterprises Corp. (TWD)	30,444
40,233	Yuanta Financial Holding Co., Ltd. (TWD)	82,975
		2,712,530
	Thailand — 2.7%
2,600	Advanced Info Service PCL (THB)	28,723
8,200	Airports of Thailand PCL (THB)	15,859
3,500	Bangkok Bank PCL (THB)	18,912
31,600	Bangkok Dusit Medical Services PCL (THB)	18,359
3,600	Bumrungrad Hospital PCL (THB)	20,373
10,600	Central Pattana PCL (THB)	21,378
11,500	Central Retail Corp. PCL (THB) (c) (d)	8,135
24,400	Charoen Pokphand Foods PCL (THB)	14,396
11,200	CP ALL PCL (THB)	15,761
34,800	Home Product Center PCL (THB)	6,862
3,100	Kasikornbank PCL (THB)	20,343
Shares	Description	Value

	Thailand (Continued)
16,600	Krung Thai Bank PCL (THB)	$18,988
9,900	Minor International PCL (THB)	7,361
4,100	PTT Exploration & Production PCL (THB)	16,538
50,100	PTT Oil & Retail Business PCL (THB) (c) (d)	18,851
18,800	PTT PCL (THB)	20,090
4,000	SCB X PCL (THB)	17,820
21,100	SCG Packaging PCL (THB)	18,102
2,100	Siam Cement (The) PCL (THB)	15,424
46,400	Thai Beverage PCL (SGD)	15,601
56,000	Thai Life Insurance PCL (THB)	19,386
13,500	Thai Oil PCL (THB)	19,709
5,200	Tisco Financial Group PCL (THB)	18,471
253,300	TMBThanachart Bank PCL (THB)	18,757
67,700	True Corp. PCL (THB)	26,289
		440,488
	Turkiye — 1.4%
7,630	Akbank T.A.S. (TRY)	12,595
21,487	Anadolu Efes Biracilik Ve Malt Sanayii A/S (TRY)	9,692
1,261	Aselsan Elektronik Sanayi Ve Ticaret A/S (TRY)	9,326
2,072	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S (TRY)	12,282
1,056	BIM Birlesik Magazalar A/S (TRY)	8,269
5,118	Coca-Cola Icecek A/S (TRY)	9,112
268	Destek Finans Faktoring A/S (TRY) (e)	20,813
757	Enerjisa Enerji A/S (TRY) (c) (d)	1,662
4,323	Enka Insaat ve Sanayi A/S (TRY)	8,387
6,515	Eregli Demir ve Celik Fabrikalari T.A.S. (TRY)	5,654
3,297	Ford Otomotiv Sanayi A/S (TRY)	5,976
389	Gubre Fabrikalari T.A.S. (TRY) (e)	3,692
5,633	Haci Omer Sabanci Holding A/S (TRY)	11,774
3,669	KOC Holding A/S (TRY)	15,220
4,388	Koza Altin Isletmeleri A/S (TRY) (e)	4,386
598	Migros Ticaret A/S (TRY)	8,583
17,382	Oyak Cimento Fabrikalari A/S (TRY) (i)	7,639

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Turkiye (Continued)
1,313	TAV Havalimanlari Holding A/S (TRY) (e)	$7,945
1,218	Tofas Turk Otomobil Fabrikasi A/S (TRY)	8,042
1,133	Turk Hava Yollari AO (TRY)	7,918
3,805	Turkcell Iletisim Hizmetleri A/S (TRY)	8,761
38,234	Turkiye Is Bankasi A/S, Class C (TRY)	12,139
2,767	Turkiye Petrol Rafinerileri A/S (TRY)	13,495
9,185	Turkiye Sise ve Cam Fabrikalari A/S (TRY)	8,723
15,250	Yapi ve Kredi Bankasi A/S (TRY) (e)	13,123
		235,208
	Total Common Stocks	16,425,761
	(Cost $15,231,498)
WARRANTS (a) (b) — 0.0%
	Malaysia — 0.0%
5,200	YTL Corp. Bhd, expiring 06/02/28, (MYR) (e) (f) (g)	688
3,120	YTL Power International Bhd, expiring 06/02/28, (MYR) (e) (f) (g)	1,324
	Total Warrants	2,012
	(Cost $0)
MONEY MARKET FUNDS — 0.2%
36,465	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (j)	36,465
	(Cost $36,465)

	Total Investments — 100.2%	16,464,238
	(Cost $15,267,963)
	Net Other Assets and Liabilities — (0.2)%	(26,674)
	Net Assets — 100.0%	$16,437,564

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2026, securities noted as such are valued at $2,012 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Non-income producing security which makes payment-in- kind distributions.
(j)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
CZK	– Czech Koruna
GDR	– Global Depositary Receipt
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MAD	– Moroccan Dirham
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Sector Allocation	% of Total Investments
Financials	36.8%
Materials	14.0
Communication Services	9.0
Consumer Discretionary	8.2
Information Technology	6.4
Energy	6.4
Consumer Staples	6.0
Industrials	4.4
Health Care	4.4
All Other	4.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
INR	32.9%
HKD	17.0
TWD	16.5
BRL	10.4
MXN	4.8
ZAR	4.1
THB	2.6
PLN	2.4
MYR	2.0
IDR	1.5
TRY	1.4
CLP	1.3
HUF	0.9
USD	0.7
PHP	0.7
CZK	0.3
COP	0.3
MAD	0.1
SGD	0.1
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$28,236	$28,236	$—	$— **
Russia	— **	—	—	— **
Thailand	440,488	15,601	424,887	—
Other Country Categories*	15,957,037	15,957,037	—	—
Warrants*	2,012	—	2,012	—
Money Market Funds	36,465	36,465	—	—
Total Investments	$16,464,238	$16,037,339	$426,899	$— **

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 1.0%
689	General Dynamics Corp.	$244,071
568	Honeywell Aerospace, Inc. (a)	125,574
483	Lockheed Martin Corp.	246,069
		615,714
	Air Freight & Logistics — 1.6%
499	FedEx Corp.	156,252
7,589	United Parcel Service, Inc., Class B	815,817
		972,069
	Banks — 6.6%
8,722	Fifth Third Bancorp	491,659
30,211	Huntington Bancshares, Inc.	535,641
23,949	KeyCorp	552,025
1,716	M&T Bank Corp.	408,425
1,854	PNC Financial Services Group (The), Inc.	456,492
18,525	Regions Financial Corp.	559,455
11,466	Truist Financial Corp.	571,236
9,105	U.S. Bancorp	549,942
		4,124,875
	Biotechnology — 1.0%
2,358	AbbVie, Inc.	593,367
	Building Products — 0.9%
4,065	A.O. Smith Corp.	254,957
3,843	Masco Corp.	312,705
		567,662
	Capital Markets — 3.4%
26,550	Franklin Resources, Inc.	883,318
2,237	State Street Corp.	379,395
7,530	T. Rowe Price Group, Inc.	856,086
		2,118,799
	Chemicals — 0.9%
675	Air Products and Chemicals, Inc.	197,897
1,253	CF Industries Holdings, Inc.	135,650
1,911	PPG Industries, Inc.	231,785
		565,332
	Containers & Packaging — 1.2%
12,698	Amcor PLC	550,458
893	Packaging Corp. of America	212,784
		763,242
	Distributors — 1.3%
6,787	Genuine Parts Co.	800,730
Shares	Description	Value

	Diversified Telecommunication Services — 5.6%
60,947	Comcast Corp., Class A	$1,496,249
46,918	Verizon Communications, Inc.	1,986,508
		3,482,757
	Electric Utilities — 2.3%
1,756	Duke Energy Corp.	222,274
4,665	Edison International	347,309
2,864	Evergy, Inc.	247,536
4,614	Eversource Energy	333,454
2,426	Pinnacle West Capital Corp.	259,582
		1,410,155
	Electronic Equipment, Instruments & Components — 2.9%
3,520	Corning, Inc.	899,113
4,339	TE Connectivity PLC	874,786
		1,773,899
	Food Products — 1.5%
13,538	General Mills, Inc.	471,122
17,595	Hormel Foods Corp.	436,708
		907,830
	Ground Transportation — 0.9%
753	Norfolk Southern Corp.	236,886
1,096	Union Pacific Corp.	298,112
		534,998
	Health Care Equipment & Supplies — 2.0%
4,024	Abbott Laboratories	365,138
2,591	Becton Dickinson & Co.	392,096
6,076	Medtronic PLC	475,325
		1,232,559
	Health Care Providers & Services — 3.2%
1,285	Cigna Group (The)	354,249
7,277	CVS Health Corp.	752,806
1,301	Quest Diagnostics, Inc.	275,747
1,435	UnitedHealth Group, Inc.	596,429
		1,979,231
	Hotels, Restaurants & Leisure — 1.6%
1,540	McDonald’s Corp.	416,277
5,497	Starbucks Corp.	561,739
		978,016
	Household Durables — 0.7%
4,717	Lennar Corp., Class A	426,841

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products — 1.2%
3,478	Clorox (The) Co.	$331,941
3,977	Kimberly-Clark Corp.	436,555
		768,496
	Industrial Conglomerates — 0.2%
573	Honeywell International, Inc. (b)	128,295
	Insurance — 3.4%
905	Everest Group Ltd.	323,293
5,361	MetLife, Inc.	453,594
4,801	Principal Financial Group, Inc.	517,452
7,692	Prudential Financial, Inc.	830,198
		2,124,537
	IT Services — 5.9%
11,956	Accenture PLC, Class A	1,487,805
7,666	International Business Machines Corp.	2,155,756
		3,643,561
	Leisure Products — 0.8%
6,379	Hasbro, Inc.	526,842
	Machinery — 2.2%
1,104	Illinois Tool Works, Inc.	298,599
848	Snap-on, Inc.	341,235
7,413	Stanley Black & Decker, Inc.	697,712
		1,337,546
	Media — 3.4%
5,742	Fox Corp., Class A	299,503
11,693	News Corp., Class A	290,337
20,959	Omnicom Group, Inc.	1,526,444
		2,116,284
	Multi-Utilities — 0.4%
1,506	DTE Energy Co.	229,469
	Oil, Gas & Consumable Fuels — 3.8%
3,365	Chevron Corp.	557,782
3,876	EOG Resources, Inc.	502,834
2,977	Exxon Mobil Corp.	407,015
10,168	ONEOK, Inc.	884,006
		2,351,637
	Pharmaceuticals — 3.7%
10,634	Bristol-Myers Squibb Co.	612,731
1,430	Johnson & Johnson	363,177
3,817	Merck & Co., Inc.	490,485
34,093	Pfizer, Inc.	820,959
		2,287,352
	Professional Services — 2.1%
1,996	Automatic Data Processing, Inc.	447,004
Shares	Description	Value

	Professional Services (Continued)
1,794	Broadridge Financial Solutions, Inc.	$245,688
6,057	Paychex, Inc.	595,585
		1,288,277
	Residential REITs — 0.7%
1,627	Mid-America Apartment Communities, Inc.	226,055
6,013	UDR, Inc.	240,039
		466,094
	Retail REITs — 0.6%
1,564	Federal Realty Investment Trust	193,060
3,385	Realty Income Corp.	209,735
		402,795
	Semiconductors & Semiconductor Equipment — 14.7%
2,605	Analog Devices, Inc.	1,034,628
1,477	Broadcom, Inc.	557,937
24,606	Microchip Technology, Inc.	2,244,067
14,416	QUALCOMM, Inc.	2,663,932
8,871	Texas Instruments, Inc.	2,644,179
		9,144,743
	Software — 3.3%
1,639	Microsoft Corp.	611,380
5,305	Oracle Corp.	777,448
2,004	Roper Technologies, Inc.	678,133
		2,066,961
	Specialized REITs — 0.6%
1,405	Extra Space Storage, Inc.	204,147
587	Public Storage	186,848
		390,995
	Specialty Retail — 3.6%
17,444	Best Buy Co., Inc.	1,323,651
1,600	Home Depot (The), Inc.	564,288
1,571	Lowe’s Cos., Inc.	346,390
		2,234,329
	Technology Hardware, Storage & Peripherals — 8.4%
58,846	Hewlett Packard Enterprise Co.	2,654,543
115,357	HP, Inc.	2,530,933
		5,185,476
	Textiles, Apparel & Luxury Goods — 0.9%
12,998	NIKE, Inc., Class B	533,568
	Tobacco — 0.8%
7,194	Altria Group, Inc.	517,608

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 0.4%
5,477	Fastenal Co.	$263,060
	Total Common Stocks	61,856,001
	(Cost $56,511,255)
MONEY MARKET FUNDS — 0.1%
85,206	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (c)	85,206
	(Cost $85,206)

	Total Investments — 99.8%	61,941,207
	(Cost $56,596,461)
	Net Other Assets and Liabilities — 0.2%	120,624
	Net Assets — 100.0%	$62,061,831

(a)	Non-income producing security.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2026, securities noted as such are valued at $128,295 or 0.2% of net assets.

(c)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Industrial Conglomerates	$128,295	$—	$128,295	$—
Other Industry Categories*	61,727,706	61,727,706	—	—
Money Market Funds	85,206	85,206	—	—
Total Investments	$61,941,207	$61,812,912	$128,295	$—

*	See Portfolio of Investments for industry breakout.

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Air Freight & Logistics — 1.1%
3,973	Expeditors International of Washington, Inc.	$647,520
	Automobile Components — 1.1%
25,859	Gentex Corp.	653,457
	Banks — 5.5%
4,599	City Holding Co.	610,011
11,445	Commerce Bancshares, Inc.	660,949
4,083	Cullen/Frost Bankers, Inc.	630,905
25,191	First BanCorp	656,729
13,734	OFG Bancorp	673,928
		3,232,522
	Beverages — 1.9%
3,077	Coca-Cola Consolidated, Inc.	587,461
17,056	National Beverage Corp. (a)	532,147
		1,119,608
	Biotechnology — 2.4%
5,982	Incyte Corp. (a)	678,119
4,392	Neurocrine Biosciences, Inc. (a)	740,206
		1,418,325
	Building Products — 4.0%
9,028	A.O. Smith Corp.	566,236
4,055	Allegion PLC	569,687
3,260	Armstrong World Industries, Inc.	522,969
3,320	Simpson Manufacturing Co., Inc.	695,042
		2,353,934
	Capital Markets — 8.6%
15,531	Artisan Partners Asset Management, Inc., Class A	536,285
1,951	Cboe Global Markets, Inc.	473,449
8,777	Cohen & Steers, Inc.	668,281
10,323	Federated Hermes, Inc.	570,036
3,601	Houlihan Lokey, Inc.	483,002
3,463	MarketAxess Holdings, Inc.	393,016
3,856	Raymond James Financial, Inc.	586,228
7,334	SEI Investments Co.	643,265
6,034	T. Rowe Price Group, Inc.	686,006
		5,039,568
	Chemicals — 3.3%
7,862	Cabot Corp.	714,027
5,095	PPG Industries, Inc.	617,973
5,329	RPM International, Inc.	592,318
		1,924,318
	Commercial Services & Supplies — 3.8%
6,950	Brady Corp., Class A	636,411
3,378	MSA Safety, Inc.	589,731
Shares	Description	Value

	Commercial Services & Supplies (Continued)
10,640	Rollins, Inc.	$444,114
6,432	Veralto Corp.	570,390
		2,240,646
	Construction & Engineering — 3.5%
6,757	AECOM	471,638
4,709	Granite Construction, Inc.	744,399
1,418	Valmont Industries, Inc.	819,037
		2,035,074
	Consumer Finance — 1.0%
2,830	FirstCash Holdings, Inc.	612,186
	Consumer Staples Distribution & Retail — 1.0%
775	Casey’s General Stores, Inc.	615,962
	Containers & Packaging — 2.0%
3,393	Avery Dennison Corp.	550,853
2,742	Packaging Corp. of America	653,364
		1,204,217
	Diversified Consumer Services — 2.8%
3,345	Grand Canyon Education, Inc. (a)	478,703
17,293	Laureate Education, Inc. (a)	628,082
16,112	Perdoceo Education Corp.	515,584
		1,622,369
	Diversified Telecommunication Services — 1.1%
11,221	IDT Corp., Class B	652,613
	Electric Utilities — 1.0%
6,638	Otter Tail Corp.	597,287
	Electrical Equipment — 1.0%
1,093	Hubbell, Inc.	571,858
	Food Products — 3.5%
3,038	Hershey (The) Co.	533,017
5,078	Ingredion, Inc.	480,938
4,214	Marzetti (The) Company	481,070
10,771	McCormick & Co., Inc.	543,074
		2,038,099
	Gas Utilities — 0.9%
6,687	National Fuel Gas Co.	516,303
	Health Care Providers & Services — 1.5%
2,924	Ensign Group (The), Inc.	468,717
20,305	Option Care Health, Inc. (a)	425,796
		894,513

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 1.2%
3,545	Texas Roadhouse, Inc.	$685,000
	Household Durables — 3.2%
84	NVR, Inc. (a)	572,326
4,625	PulteGroup, Inc.	634,596
3,990	Toll Brothers, Inc.	657,352
		1,864,274
	Household Products — 3.0%
6,040	Church & Dwight Co., Inc.	585,155
5,596	Clorox (The) Co.	534,083
5,921	Kimberly-Clark Corp.	649,948
		1,769,186
	Insurance — 11.6%
4,451	American Financial Group, Inc.	622,873
2,569	Assurant, Inc.	689,854
5,735	Axis Capital Holdings Ltd.	616,169
3,508	Cincinnati Financial Corp.	649,471
3,853	Globe Life, Inc.	688,454
3,218	Hanover Insurance Group (The), Inc.	689,038
13,750	Old Republic International Corp.	562,650
2,144	Primerica, Inc.	609,325
1,857	RenaissanceRe Holdings Ltd.	588,483
8,763	W.R. Berkley Corp.	618,054
252	White Mountains Insurance Group Ltd.	522,494
		6,856,865
	Machinery — 10.9%
4,554	Allison Transmission Holdings, Inc.	513,418
9,233	Atmus Filtration Technologies, Inc.	470,791
6,560	Donaldson Co., Inc.	588,891
2,672	ITT, Inc.	528,415
2,239	Lincoln Electric Holdings, Inc.	594,477
4,792	Mueller Industries, Inc.	589,080
20,130	Mueller Water Products, Inc., Class A	519,958
2,076	Nordson Corp.	626,308
1,539	Snap-on, Inc.	619,294
6,299	Toro (The) Co.	613,648
1,935	Watts Water Technologies, Inc., Class A	757,456
		6,421,736
	Media — 0.9%
7,363	New York Times (The) Co., Class A	515,263
	Mortgage REITs — 2.9%
53,687	AGNC Investment Corp.	585,188
Shares	Description	Value

	Mortgage REITs (Continued)
42,997	Dynex Capital, Inc.	$563,691
83,123	Orchid Island Capital, Inc.	579,367
		1,728,246
	Oil, Gas & Consumable Fuels — 2.0%
27,487	Antero Midstream Corp.	625,329
21,187	Magnolia Oil & Gas Corp., Class A	541,964
		1,167,293
	Personal Care Products — 1.1%
5,921	Interparfums, Inc.	662,323
	Pharmaceuticals — 0.9%
24,141	Innoviva, Inc. (a)	548,242
	Professional Services — 2.5%
3,592	Broadridge Financial Solutions, Inc.	491,924
3,771	Leidos Holdings, Inc.	388,300
3,286	Verisk Analytics, Inc.	589,936
		1,470,160
	Real Estate Management & Development — 0.9%
8,565	St. Joe (The) Co.	536,426
	Software — 3.1%
21,241	A10 Networks, Inc.	793,564
12,582	Alarm.com Holdings, Inc. (a)	587,831
4,188	PTC, Inc. (a)	475,799
		1,857,194
	Specialized REITs — 1.0%
27,448	Rayonier, Inc.	584,093
	Specialty Retail — 1.5%
10,714	Buckle (The), Inc.	452,131
13,001	Tractor Supply Co.	410,961
		863,092
	Trading Companies & Distributors — 2.1%
2,011	Applied Industrial Technologies, Inc.	680,020
1,360	Watsco, Inc.	566,753
		1,246,773
	Total Common Stocks	58,766,545
	(Cost $56,156,480)

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
51,535	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	$51,535
	(Cost $51,535)

	Total Investments — 99.9%	58,818,080
	(Cost $56,208,015)
	Net Other Assets and Liabilities — 0.1%	39,351
	Net Assets — 100.0%	$58,857,431

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$58,766,545	$58,766,545	$—	$—
Money Market Funds	51,535	51,535	—	—
Total Investments	$58,818,080	$58,818,080	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 4.1%
1,719	ATI, Inc. (a)	$338,815
1,200	BWX Technologies, Inc.	233,580
383	Curtiss-Wright Corp.	290,222
711	Woodward, Inc.	302,488
		1,165,105
	Automobile Components — 1.1%
12,407	Gentex Corp.	313,525
	Banks — 1.0%
2,389	Esquire Financial Holdings, Inc.	284,554
	Beverages — 1.0%
1,489	Coca-Cola Consolidated, Inc.	284,280
	Biotechnology — 5.9%
10,785	Catalyst Pharmaceuticals, Inc. (a)	338,973
6,285	Exelixis, Inc. (a)	341,967
4,093	Halozyme Therapeutics, Inc. (a)	320,359
2,892	Incyte Corp. (a)	327,837
2,115	Neurocrine Biosciences, Inc. (a)	356,451
		1,685,587
	Broadline Retail — 0.8%
3,007	Ollie’s Bargain Outlet Holdings, Inc. (a)	231,178
	Building Products — 2.9%
1,935	Allegion PLC	271,848
1,557	Armstrong World Industries, Inc.	249,774
5,813	Zurn Elkay Water Solutions Corp.	293,731
		815,353
	Capital Markets — 9.6%
4,123	Acadian Asset Management, Inc.	294,877
767	Evercore, Inc., Class A	261,885
3,435	Interactive Brokers Group, Inc., Class A	298,982
4,082	Moelis & Co., Class A	267,045
1,538	Morningstar, Inc.	239,959
1,760	Northern Trust Corp.	305,958
1,754	PJT Partners, Inc., Class A	264,749
3,390	Stifel Financial Corp.	236,520
2,632	StoneX Group, Inc. (a)	311,892
2,396	Tradeweb Markets, Inc., Class A	238,785
		2,720,652
	Chemicals — 1.0%
2,548	RPM International, Inc.	283,210
	Commercial Services & Supplies — 3.8%
8,238	Liquidity Services, Inc. (a)	322,271
1,622	MSA Safety, Inc.	283,169
Shares	Description	Value

	Commercial Services & Supplies (Continued)
5,073	Rollins, Inc.	$211,747
8,915	Tetra Tech, Inc.	257,554
		1,074,741
	Construction & Engineering — 6.8%
348	EMCOR Group, Inc.	288,798
529	IES Holdings, Inc. (a)	388,635
756	MasTec, Inc. (a)	314,542
858	MYR Group, Inc. (a)	429,343
612	Sterling Infrastructure, Inc. (a)	513,688
		1,935,006
	Construction Materials — 0.7%
2,021	United States Lime & Minerals, Inc.	211,538
	Consumer Staples Distribution & Retail — 1.1%
3,834	Sprouts Farmers Market, Inc. (a)	324,280
	Diversified Consumer Services — 2.2%
2,808	Duolingo, Inc. (a)	322,976
8,307	Laureate Education, Inc. (a)	301,710
		624,686
	Electrical Equipment — 1.2%
1,166	Powell Industries, Inc.	333,896
	Electronic Equipment, Instruments & Components — 2.4%
2,832	Itron, Inc. (a)	245,053
6,123	Napco Security Technologies, Inc.	232,551
911	OSI Systems, Inc. (a)	199,236
		676,840
	Energy Equipment & Services — 2.7%
5,247	Cactus, Inc., Class A	268,804
7,252	Oceaneering International, Inc. (a)	293,851
3,311	Tidewater, Inc. (a)	220,612
		783,267
	Financial Services — 0.8%
9,855	Paymentus Holdings, Inc., Class A (a)	238,097
	Health Care Equipment & Supplies — 4.4%
4,466	Dexcom, Inc. (a)	300,785
2,931	Globus Medical, Inc., Class A (a)	231,578
4,884	Inspire Medical Systems, Inc. (a)	217,875

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
2,445	LeMaitre Vascular, Inc.	$234,622
1,245	STERIS PLC	262,160
		1,247,020
	Health Care Providers & Services — 4.5%
4,959	CorVel Corp. (a)	310,037
1,392	Ensign Group (The), Inc.	223,137
3,271	HealthEquity, Inc. (a)	295,437
15,334	Progyny, Inc. (a)	442,079
		1,270,690
	Health Care Technology — 1.9%
11,439	Doximity, Inc., Class A (a)	237,245
1,689	Veeva Systems, Inc., Class A (a)	299,747
		536,992
	Insurance — 8.0%
1,232	Assurant, Inc.	330,829
1,692	Cincinnati Financial Corp.	313,257
1,152	Erie Indemnity Co., Class A	276,192
780	Kinsale Capital Group, Inc.	257,252
2,936	Mercury General Corp.	313,036
2,099	Palomar Holdings, Inc. (a)	265,293
890	RenaissanceRe Holdings Ltd.	282,041
121	White Mountains Insurance Group Ltd.	250,880
		2,288,780
	Interactive Media & Services — 1.1%
22,001	QuinStreet, Inc. (a)	322,315
	Leisure Products — 1.2%
6,738	YETI Holdings, Inc. (a)	333,935
	Life Sciences Tools & Services — 1.0%
539	Medpace Holdings, Inc. (a)	285,449
	Machinery — 2.2%
4,557	Blue Bird Corp. (a)	359,821
1,281	ITT, Inc.	253,330
		613,151
	Media — 1.7%
3,573	New York Times (The) Co., Class A	250,039
12,404	Trade Desk (The), Inc., Class A (a)	224,264
		474,303
	Oil, Gas & Consumable Fuels — 1.1%
13,311	Antero Midstream Corp.	302,825
Shares	Description	Value

	Personal Care Products — 1.1%
2,864	Interparfums, Inc.	$320,367
	Pharmaceuticals — 1.2%
9,392	Harmony Biosciences Holdings, Inc. (a)	341,963
	Professional Services — 5.7%
9,398	Barrett Business Services, Inc.	333,817
1,745	Broadridge Financial Solutions, Inc.	238,978
1,444	Equifax, Inc.	229,192
8,883	ExlService Holdings, Inc. (a)	229,714
2,259	Paycom Software, Inc.	283,911
2,810	Paylocity Holding Corp. (a)	293,729
		1,609,341
	Real Estate Management & Development — 0.9%
810	Jones Lang LaSalle, Inc. (a)	251,060
	Semiconductors & Semiconductor Equipment — 1.0%
2,226	Rambus, Inc. (a)	295,479
	Software — 9.2%
6,377	ACI Worldwide, Inc. (a)	320,699
6,053	Alarm.com Holdings, Inc. (a)	282,796
1,793	Appfolio, Inc., Class A (a)	287,508
8,011	Bentley Systems, Inc., Class B	239,449
5,307	Clear Secure, Inc., Class A	295,759
6,127	Docusign, Inc. (a)	272,161
746	InterDigital, Inc.	211,215
2,140	Manhattan Associates, Inc. (a)	297,995
6,436	Pegasystems, Inc.	192,887
2,007	PTC, Inc. (a)	228,015
		2,628,484
	Specialty Retail — 0.8%
1,215	Five Below, Inc. (a)	218,445
	Textiles, Apparel & Luxury Goods — 2.8%
2,511	Deckers Outdoor Corp. (a)	249,317
727	Ralph Lauren Corp.	291,825
1,799	Tapestry, Inc.	263,338
		804,480
	Trading Companies & Distributors — 1.1%
962	Applied Industrial Technologies, Inc.	325,300
	Total Common Stocks	28,456,174
	(Cost $28,349,892)

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
15,381	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	$15,381
	(Cost $15,381)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$43	Daiwa Capital Markets America, Inc., 3.64% (b), dated 06/30/26, due 07/01/26, with a maturity value of $43. Collateralized by U.S. Treasury Securities, interest rates of 2.13% to 4.13%, due 06/30/27 to 01/15/35. The value of the collateral including accrued interest is $44. (c)	43
	(Cost $43)

	Total Investments — 100.0%	28,471,598
	(Cost $28,365,316)
	Net Other Assets and Liabilities — (0.0)%	(6,828)
	Net Assets — 100.0%	$28,464,770

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$28,456,174	$28,456,174	$—	$—
Money Market Funds	15,381	15,381	—	—
Repurchase Agreements	43	—	43	—
Total Investments	$28,471,598	$28,471,555	$43	$—

*	See Portfolio of Investments for industry breakout.

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 6.1%
6,160	Aristocrat Leisure Ltd. (AUD)	$261,308
33,451	Tabcorp Holdings Ltd. (AUD)	19,339
		280,647
	Bermuda — 0.5%
114,847	China Ruyi Holdings Ltd. (HKD) (c) (d)	21,819
	Cayman Islands — 16.3%
3,719	Hello Group, Inc., ADR	21,570
17,929	iQIYI, Inc., ADR (c)	18,646
377	JOYY, Inc., ADR	24,878
34,951	Kuaishou Technology (HKD) (e) (f)	185,387
1,409	NetEase Cloud Music, Inc. (HKD) (c) (e) (f)	18,487
9,139	NetEase, Inc. (HKD)	235,850
3,146	Tencent Holdings Ltd. (HKD)	172,406
6,889	Tencent Music Entertainment Group, ADR	57,523
2,888	XD, Inc. (HKD) (c) (f)	16,386
		751,133
	Guernsey — 0.6%
2,165	Super Group SGHC Ltd.	29,336
	Ireland — 3.9%
1,753	Flutter Entertainment PLC (c)	179,104
	Isle Of Man — 1.3%
7,876	Entain PLC (GBP)	58,399
	Italy — 1.8%
3,047	Lottomatica Group S.p.A. (EUR)	84,600
	Japan — 12.9%
3,300	Capcom Co., Ltd. (JPY)	61,131
1,200	Konami Group Corp. (JPY)	130,373
3,161	Nexon Co., Ltd. (JPY)	41,711
3,890	Nintendo Co., Ltd. (JPY)	163,045
9,715	Sony Group Corp. (JPY)	195,979
		592,239
	Luxembourg — 4.2%
424	Spotify Technology S.A. (c)	194,671
	Poland — 1.0%
802	CD Projekt S.A. (PLN)	47,841
	South Korea — 1.6%
356	Krafton, Inc. (KRW)	54,228
566	SOOP Co., Ltd. (KRW)	17,974
		72,202
	Sweden — 2.7%
2,372	Betsson AB, Class B (SEK)	20,720
1,472	Evolution AB (SEK) (c) (e) (f)	100,984
		121,704
Shares	Description	Value

	Switzerland — 1.0%
1,361	Allwyn AG (EUR)	$21,646
1,503	Sportradar Group AG, Class A (c)	22,500
		44,146
	United States — 45.9%
5,837	DraftKings, Inc., Class A (c)	147,443
1,020	Electronic Arts, Inc.	209,141
1,906	fuboTV, Inc., Class A (c) (d)	17,535
5,036	GameStop Corp., Class A (c)	111,195
944	Light & Wonder, Inc. (AUD) (c)	72,305
2,289	MGM Resorts International (c)	109,437
2,020	Netflix, Inc. (c)	144,228
1,465	Penn Entertainment, Inc. (c)	31,292
3,737	ROBLOX Corp., Class A (c)	203,218
1,599	Roku, Inc. (c)	220,886
4,483	RUM Group, Inc. (c) (d)	28,422
1,070	Rush Street Interactive, Inc. (c)	31,822
1,041	Take-Two Interactive Software, Inc. (c)	260,229
4,371	Unity Software, Inc. (c)	124,923
2,066	Walt Disney (The) Co.	198,853
7,489	Warner Bros. Discovery, Inc. (c)	199,657
		2,110,586
	Total Common Stocks	4,588,427
	(Cost $5,874,302)
MONEY MARKET FUNDS — 0.0%
2,584	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (g)	2,584
	(Cost $2,584)

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.3%
$60,128	Daiwa Capital Markets America, Inc., 3.64% (g), dated 06/30/26, due 07/01/26, with a maturity value of $60,134. Collateralized by U.S. Treasury Securities, interest rates of 2.13% to 4.13%, due 06/30/27 to 01/15/35. The value of the collateral including accrued interest is $61,331. (h)	$60,128
	(Cost $60,128)

	Total Investments — 101.1%	4,651,139
	(Cost $5,937,014)
	Net Other Assets and Liabilities — (1.1)%	(52,625)
	Net Assets — 100.0%	$4,598,514

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $58,255 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $60,128.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of June 30, 2026.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Investments
Communication Services	63.8%
Consumer Discretionary	32.2
Information Technology	2.7
Repurchase Agreements	1.3
Money Market Funds	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
USD	57.0%
HKD	14.0
JPY	12.7
AUD	7.6
SEK	2.6
EUR	2.3
KRW	1.5
GBP	1.3
PLN	1.0
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$4,588,427	$4,588,427	$—	$—
Money Market Funds	2,584	2,584	—	—
Repurchase Agreements	60,128	—	60,128	—
Total Investments	$4,651,139	$4,591,011	$60,128	$—

*	See Portfolio of Investments for country breakout.

First Trust Balanced Income ETF (FTBI)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
170,571	First Trust BuyWrite Income ETF	$4,068,118
66,914	First Trust Core Investment Grade ETF	1,395,492
41,891	First Trust Intermediate Duration Investment Grade Corporate ETF	867,563
40,454	First Trust Intermediate Government Opportunities ETF	816,718
46,191	First Trust Limited Duration Investment Grade Corporate ETF	870,931
37,948	First Trust Long Duration Opportunities ETF	812,087
16,557	First Trust Low Duration Opportunities ETF	824,207
97,287	First Trust Nasdaq BuyWrite Income ETF	2,149,070
32,017	First Trust Smith Opportunistic Fixed Income ETF	1,396,261
40,364	FT Vest Gold Strategy Target Income ETF®	850,066
50,996	FT Vest Rising Dividend Achievers Target Income ETF	1,499,282
27,367	FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	1,382,034
62,316	FT Vest SMID Rising Dividend Achievers Target Income ETF	1,438,876
72,784	FT Vest Technology Dividend Target Income ETF	2,311,620

	Total Investments — 100.0%	20,682,325
	(Cost $20,159,098)
	Net Other Assets and Liabilities — 0.0%	3,331
	Net Assets — 100.0%	$20,685,656

(a)	Represents investments in affiliated funds.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$20,682,325	$20,682,325	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Balanced Income ETF (FTBI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2026, and for the fiscal year-to-date period (April 1, 2026 to June 30, 2026) are as follows:

Security Name	Shares at 6/30/2026	Value at 3/31/2026	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2026	Dividend Income
First Trust BuyWrite Income ETF	170,571	$3,708,582	$639,073	$(425,959)	$132,423	$13,999	$4,068,118	$86,471
First Trust Core Investment Grade ETF	66,914	1,328,696	221,147	(146,832)	(7,142)	(377)	1,395,492	16,913
First Trust Intermediate Duration Investment Grade Corporate ETF	41,891	823,485	137,548	(91,287)	(1,669)	(514)	867,563	10,032
First Trust Intermediate Government Opportunities ETF	40,454	777,131	129,231	(85,783)	(4,328)	467	816,718	9,336
First Trust Limited Duration Investment Grade Corporate ETF	46,191	828,814	138,250	(91,940)	(3,877)	(316)	870,931	9,870
First Trust Long Duration Opportunities ETF	37,948	775,463	129,186	(85,412)	(7,953)	803	812,087	8,668
First Trust Low Duration Opportunities ETF	16,557	781,320	130,319	(86,763)	(1,698)	1,029	824,207	8,296
First Trust Nasdaq BuyWrite Income ETF	97,287	1,835,967	329,319	(218,265)	184,975	17,074	2,149,070	57,061
First Trust Smith Opportunistic Fixed Income ETF	32,017	1,322,172	220,823	(146,711)	85	(108)	1,396,261	15,570
FT Vest Gold Strategy Target Income ETF®	40,364	976,267	156,072	(103,205)	(189,604)	10,536	850,066	53,111
FT Vest Rising Dividend Achievers Target Income ETF	50,996	1,234,372	222,235	(147,110)	176,138	13,647	1,499,282	29,270
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	27,367	1,262,904	211,881	(141,134)	46,703	1,680	1,382,034	27,816
FT Vest SMID Rising Dividend Achievers Target Income ETF	62,316	1,281,081	223,729	(148,617)	71,363	11,320	1,438,876	28,634
FT Vest Technology Dividend Target Income ETF	72,784	1,831,392	367,239	(236,028)	320,066	28,951	2,311,620	43,626
		$18,767,646	$3,256,052	$(2,155,046)	$715,482	$98,191	$20,682,325	$404,674

First Trust Exchange-Traded Fund VI
Additional Information
June 30, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Disclaimers
First Trust Nasdaq Bank ETF
First Trust Nasdaq Food & Beverage ETF
First Trust Nasdaq Oil & Gas ETF
First Trust Nasdaq Pharmaceuticals ETF
First Trust Nasdaq Semiconductor ETF
First Trust Nasdaq Transportation ETF
First Trust SMID Capital Strength ETF
First Trust SMID Growth Strength ETF
Nasdaq®, Nasdaq US Smart BanksTM Index, Nasdaq US Smart Food & BeverageTM Index, Nasdaq US Smart Oil & GasTM Index, Nasdaq US Smart PharmaceuticalsTM Index, Nasdaq US Smart SemiconductorTM Index, Nasdaq US Smart TransportationTM Index, The SMID Capital Strength Index, and The SMID Growth Strength Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust S-Network E-Commerce ETF
First Trust S-Network Streaming & Gaming ETF
S-Network, S-Network Global E-Commerce IndexTM and S-Network Streaming & Gaming Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Index to track general market performance.
Emerging Markets Equity Select ETF
Nasdaq Riskalyze Emerging MarketsTM Index is a trademark or service mark of Nitrogen Wealth, Inc. (“Nitrogen Wealth”) and has been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Nitrogen Wealth and Nitrogen Wealth makes no representation regarding the advisability of trading in the Fund. Nasdaq Riskalyze Emerging MarketsTM Index is a product of Nitrogen Wealth. RISKALYZE® and Nasdaq Riskalyze Emerging MarketsTM Index are trademarks of Nitrogen Wealth. Nasdaq® is a trademark of Nasdaq, Inc.
First Trust S&P 500 Diversified Dividend Aristocrats ETF
S&P 500® Sector-Neutral Dividend Aristocrats Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have

First Trust Exchange-Traded Fund VI
Additional Information (Continued)
June 30, 2026 (Unaudited)
been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust Balanced Income ETF
“Bloomberg®” and Bloomberg Moderate Allocation Income Focus Index referenced herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.